Commitments - Additional Information (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Agreements that started in 2017 and effective up to 2019 [member] | Bottom of range [member]
Contractual Commitments Disclosure [Line Items]
Value of Megawatts/h	R$ 177
Agreements that started in 2017 and effective up to 2019 [member] | Top of range [member]
Contractual Commitments Disclosure [Line Items]
Value of Megawatts/h	302
Agreements that started in 2018 and effective up to 2020 [member] | Bottom of range [member]
Contractual Commitments Disclosure [Line Items]
Value of Megawatts/h	265
Agreements that started in 2018 and effective up to 2020 [member] | Top of range [member]
Contractual Commitments Disclosure [Line Items]
Value of Megawatts/h	363
Agreements that started in 2019 and effective up to 2022 [member] | Bottom of range [member]
Contractual Commitments Disclosure [Line Items]
Value of Megawatts/h	155
Agreements that started in 2019 and effective up to 2022 [member] | Top of range [member]
Contractual Commitments Disclosure [Line Items]
Value of Megawatts/h	305
Agreements that started in 2020 and effective up to 2022 [member] | Bottom of range [member]
Contractual Commitments Disclosure [Line Items]
Value of Megawatts/h	204
Agreements that started in 2020 and effective up to 2022 [member] | Top of range [member]
Contractual Commitments Disclosure [Line Items]
Value of Megawatts/h	R$ 238